Stock Option and Incentive Plan - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized to be granted	67,550,000			67,550,000	62,300,000
Stock option awards, term	10 years			10 years
Total intrinsic value of options exercised		$ 13,081	$ 38,025	$ 47,321
Value of restricted shares vested		28,430	$ 35,801	$ 36,922
Aggregate intrinsic value of stock options outstanding		56,997
Aggregate intrinsic value of stock options exercisable		$ 40,532
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option awards, vesting period	3 years			3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option awards, vesting period	4 years			4 years